Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Property and equipment, net

5.      Property and equipment, net

Property and equipment as of December 31, 2023 and 2022 consisted of the following:

	Year ended December 31,
	2023	2022
Equipment	$19	$1,139
Furniture	13	169
Leasehold improvements	—	83
	32	1,391
Accumulated depreciation	(9)	(589)
	$23	$802

Depreciation expense was $0.1 million and $0.3 million for the years ended December 31, 2023 and 2022, respectively.

$1.7 million of gross assets and $0.7 million of accumulated depreciation was deconsolidated with FCG on July 27, 2023.